March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Corporate High Yield Fund, Inc. (HYT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Arini European CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 6.04%), 8.83%, 07/15/36(a)(b)	EUR	100	$ 109,390
Arini European CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 2.80%), 0.00%, 01/15/39(a)(b)		100	108,130
Aurium CLO XIII DAC, Series 13X, Class D, (3-mo. EURIBOR + 2.80%), 5.17%, 04/15/38(a)(b)(c)		100	106,267
Avoca CLO XVIII DAC, Series 18X, Class DR, (3-mo. EURIBOR + 3.05%), 5.71%, 01/15/38(a)(b)		110	118,734
Cairn CLO XVI DAC, Series 2023-16X, Class D, (3-mo. EURIBOR + 5.20%), 7.99%, 01/15/37(a)(b)		100	110,080
CIFC European Funding CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.20%), 5.99%, 07/15/32(a)(b)		100	107,720
Contego CLO V DAC, Series 5X, Class DR, (3-mo. EURIBOR + 3.10%), 0.00%, 10/15/37(a)(b)		100	107,911
Contego CLO VII DAC, Series 7X, Class DR, (3-mo. EURIBOR + 3.45%), 6.13%, 01/23/38(a)(b)		100	108,051
CVC Cordatus Loan Fund XXII DAC, Series 22X, Class D, (3-mo. EURIBOR + 3.15%), 5.65%, 12/15/34(a)(b)		100	107,642
Fidelity Grand Harbour CLO DAC, Series 2023-1X, Class DR, (3-mo. EURIBOR + 2.70%), 5.26%, 02/15/38(a)(b)		100	106,091
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class C, (3-mo. CME Term SOFR + 2.21%), 6.51%, 07/15/31(b)(d)	USD	250	249,986
Greene King Finance PLC(b)
Series 06, Class B2, (1-day SONIA GBP 2.20%), 6.68%, 03/15/36(a)	GBP	100	106,959
Series B1, (1-day SONIA GBP 1.92%), 6.40%, 12/15/34		100	113,052
Henley CLO XI DAC, Series 11X, Class D, (3-mo. EURIBOR + 2.60%), 4.96%, 04/25/39(a)(b)(c)	EUR	100	105,589
Rockfield Park CLO DAC, Series 1X, Class C, (3-mo. EURIBOR + 3.00%), 5.76%, 07/16/34(a)(b)		100	108,113
Rockford Tower Europe CLO, Series 2025-1X, Class D, 10/25/27(a)(b)(e)		100	107,724
Sona Fios CLO III DAC, Series 3X, Class D, (3-mo. EURIBOR + 3.25%), 6.41%, 04/20/37(a)(b)		110	118,246
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(a)	GBP	110	147,592
Total Asset-Backed Securities — 0.1% (Cost: $2,123,308)			2,147,277

	Shares
Common Stocks
Building Products — 0.0%
JELD-WEN Holding, Inc.(f)	69,618	415,619
Electronic Equipment, Instruments & Components — 0.0%
SunPower Corp.(c)(f)	1,025	—
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.(f)	2,390	2,701
Entertainment — 0.1%
TKO Group Holdings, Inc.	6,702	1,024,133
Security	Shares	Value
Health Care Providers & Services — 0.0%
Quorum Restructuring Equity(c)	19,441	$ 14,581
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc.	11,153	1,238,764
Life Sciences Tools & Services — 0.1%
Avantor, Inc.(f)(g)	82,810	1,342,350
Metals & Mining — 0.1%
Constellium SE(f)	159,448	1,608,830
Real Estate Management & Development — 0.0%
ADLER Group SA(c)(f)	83,768	1
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(f)	1	3
Specialized REITs — 0.2%
VICI Properties, Inc.	83,941	2,738,155
Total Common Stocks — 0.6% (Cost: $9,782,449)		8,385,137

		Par (000)
Corporate Bonds
Advertising Agencies(d) — 1.7%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27	USD	1,253	1,210,998
9.00%, 09/15/28		2,715	2,788,479
7.50%, 06/01/29		9,968	8,232,139
7.88%, 04/01/30		4,082	4,002,174
CMG Media Corp., 8.88%, 06/18/29		887	765,037
Neptune Bidco U.S., Inc., 9.29%, 04/15/29		2,937	2,548,289
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27		500	491,425
4.25%, 01/15/29		1,152	1,068,334
4.63%, 03/15/30		1,550	1,417,088
7.38%, 02/15/31		1,528	1,591,437
Stagwell Global LLC, 5.63%, 08/15/29		553	526,627
			24,642,027
Aerospace & Defense(d) — 2.9%
Bombardier, Inc.
7.88%, 04/15/27		459	460,739
6.00%, 02/15/28		3,089	3,048,349
8.75%, 11/15/30		2,381	2,510,288
7.25%, 07/01/31		978	981,327
7.00%, 06/01/32		1,497	1,490,524
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32		5,186	5,056,817
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26		3,695	3,686,132
Goat Holdco LLC, 6.75%, 02/01/32		1,707	1,670,709
Spirit AeroSystems, Inc.
9.38%, 11/30/29		2,657	2,834,426
9.75%, 11/15/30		2,077	2,292,684
TransDigm, Inc.
6.88%, 12/15/30		697	712,191
7.13%, 12/01/31		3,475	3,575,212
6.63%, 03/01/32		10,407	10,539,631

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc. (continued)
6.00%, 01/15/33	USD	275	$ 270,638
Triumph Group, Inc., 9.00%, 03/15/28		3,661	3,848,743
			42,978,410
Air Freight & Logistics(d) — 0.1%
Rand Parent LLC, 8.50%, 02/15/30		1,223	1,210,779
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		621	632,979
			1,843,758
Automobile Components — 2.0%
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(a)	EUR	1,576	1,701,214
8.50%, 05/15/27(d)	USD	14,182	14,185,323
6.75%, 05/15/28(d)		7,384	7,488,013
6.75%, 02/15/30(d)		1,313	1,325,513
Dana, Inc.
4.25%, 09/01/30		481	443,923
4.50%, 02/15/32		733	667,483
Forvia SE(a)
2.75%, 02/15/27	EUR	167	174,749
5.50%, 06/15/31		115	120,035
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(d)	USD	766	757,123
Goodyear Tire & Rubber Co.
5.25%, 04/30/31		75	67,654
5.63%, 04/30/33		311	277,795
IHO Verwaltungs GmbH(a)(h)
(8.75% Cash or 9.50% PIK), 8.75%, 05/15/28	EUR	116	130,918
Series MAR, (7.00% PIK), 7.00%, 11/15/31		100	110,819
Mahle GmbH, 6.50%, 05/02/31(a)		206	219,863
Schaeffler AG(a)(e)
04/01/28		100	107,860
04/01/31		100	107,555
Tenneco, Inc., 8.00%, 11/17/28(d)	USD	2,138	2,039,105
ZF Finance GmbH(a)
5.75%, 08/03/26	EUR	200	219,549
2.00%, 05/06/27		200	203,825
2.75%, 05/25/27		100	102,881
			30,451,200
Automobiles — 1.4%
Asbury Automotive Group, Inc., 5.00%, 02/15/32(d)	USD	306	277,505
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(d)		767	693,503
10.38%, 03/31/29(a)	GBP	104	125,046
Carvana Co.(d)(h)
(9.00% PIK), 9.00%, 06/01/30	USD	3,846	4,071,604
(9.00% PIK), 9.00%, 06/01/31		6,072	6,745,404
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(d)		1,059	1,091,521
Global Auto Holdings Ltd/AAG FH UK Ltd., 11.50%, 08/15/29(d)		639	624,431
Group 1 Automotive, Inc., 6.38%, 01/15/30(d)		775	776,664
Ken Garff Automotive LLC, 4.88%, 09/15/28(d)		381	363,576
LCM Investments Holdings II LLC(d)
4.88%, 05/01/29		968	908,368
8.25%, 08/01/31		1,631	1,692,792
Nissan Motor Co. Ltd., 4.81%, 09/17/30(d)		2,333	2,215,972
Security		Par (000)	Value
Automobiles (continued)
RCI Banque SA(a)(b)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37	EUR	100	$ 107,954
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		100	112,520
Wabash National Corp., 4.50%, 10/15/28(d)	USD	1,072	963,170
			20,770,030
Banks — 0.7%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(b)	EUR	100	107,670
Banco Bilbao Vizcaya Argentaria SA, (5-year EUR Swap + 4.27%), 6.88%(a)(b)(i)		200	224,370
Banco Espirito Santo SA(f)(j)
4.75%, 01/15/22		1,900	431,439
4.00%, 01/21/22		1,100	249,780
CaixaBank SA, (5-year EURIBOR ICE Swap + 3.94%), 6.25%(a)(b)(i)		200	215,719
Commerzbank AG, (5-year EURIBOR ICE Swap + 5.13%), 7.88%(a)(b)(i)		200	235,130
Deutsche Bank AG(a)(b)(i)
(5-year EURIBOR ICE Swap + 4.55%), 4.50%		200	207,346
(5-year EURIBOR ICE Swap + 5.26%), 8.13%		200	227,614
Eurobank Ergasias Services and Holdings SA, (5-year EURIBOR ICE Swap + 2.00%), 4.25%, 04/30/35(a)(b)		100	106,365
First-Citizens Bank & Trust Co., 6.00%, 04/01/36	USD	3,261	3,258,697
Intesa Sanpaolo SpA
5.15%, 06/10/30(a)	GBP	125	155,828
(1-year CMT + 2.60%), 4.20%, 06/01/32(b)(d)	USD	855	767,115
(1-year CMT + 2.75%), 4.95%, 06/01/42(b)(d)		630	506,575
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(b)	EUR	175	199,638
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(b)(i)	USD	627	642,842
Toronto-Dominion Bank, (5-year CMT + 2.98%), 7.25%, 07/31/84(b)		2,046	2,056,343
Walker & Dunlop, Inc., 6.63%, 04/01/33(d)		785	783,037
			10,375,508
Building Materials — 3.3%
Builders FirstSource, Inc., 6.38%, 03/01/34(d)		1,086	1,077,648
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(d)	EUR	840	934,632
6.38%, 12/15/30(a)		200	222,531
6.63%, 12/15/30(d)	USD	15,582	15,588,906
6.75%, 07/15/31(d)		1,146	1,153,451
HT Troplast GmbH, 9.38%, 07/15/28(a)	EUR	124	139,643
JELD-WEN, Inc., 7.00%, 09/01/32(d)	USD	2,317	2,055,550
New Enterprise Stone & Lime Co., Inc.(d)
5.25%, 07/15/28		435	420,445
9.75%, 07/15/28		1,074	1,079,654
PCF GmbH, 4.75%, 04/15/29(a)	EUR	218	201,286
Quikrete Holdings, Inc.(d)
6.38%, 03/01/32	USD	7,228	7,273,898
6.75%, 03/01/33		2,108	2,098,409
Smyrna Ready Mix Concrete LLC(d)
6.00%, 11/01/28		4,416	4,284,680
8.88%, 11/15/31		3,579	3,707,973
Standard Building Solutions, Inc., 6.50%, 08/15/32(d)		3,246	3,245,036
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
Standard Industries, Inc.
2.25%, 11/21/26(a)	EUR	511	$ 536,658
3.38%, 01/15/31(d)	USD	4,044	3,516,122
Wilsonart LLC, 11.00%, 08/15/32(d)		1,810	1,660,757
			49,197,279
Building Products(d) — 0.6%
GYP Holdings III Corp., 4.63%, 05/01/29		2,104	1,968,364
White Cap Buyer LLC, 6.88%, 10/15/28		7,955	7,634,831
			9,603,195
Capital Markets — 1.8%
Apollo Debt Solutions BDC
6.90%, 04/13/29		426	442,007
6.70%, 07/29/31		745	768,651
6.55%, 03/15/32(d)		555	562,348
Ares Capital Corp., 5.80%, 03/08/32		407	404,556
Ares Strategic Income Fund, 5.70%, 03/15/28(d)		869	869,020
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		315	309,588
Blackstone Private Credit Fund
6.25%, 01/25/31		397	403,623
6.00%, 11/22/34(d)		3,590	3,453,618
Blue Owl Capital Corp. II, 8.45%, 11/15/26		545	571,287
Blue Owl Credit Income Corp.
7.75%, 09/16/27		1,519	1,585,372
6.60%, 09/15/29(d)		186	189,004
6.65%, 03/15/31		1,410	1,438,047
Blue Owl Technology Finance Corp., 6.75%, 04/04/29		300	304,078
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(d)		1,129	1,065,054
Focus Financial Partners LLC, 6.75%, 09/15/31(d)		1,710	1,686,361
Golub Capital Private Credit Fund, 5.88%, 05/01/30(d)		536	530,726
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(d)		1,296	1,280,956
HAT Holdings I LLC/HAT Holdings II LLC(d)
3.38%, 06/15/26		1,021	990,338
8.00%, 06/15/27		1,059	1,096,309
HPS Corporate Lending Fund, 6.75%, 01/30/29		536	552,132
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		4,444	4,224,961
9.75%, 01/15/29		1,265	1,257,432
4.38%, 02/01/29		1,443	1,202,225
10.00%, 11/15/29(d)		1,401	1,391,188
Lehman Brothers Holdings, Inc.(f)(j)
5.38%, 10/17/17	EUR	350	1,135
4.75%, 01/16/18		1,890	6,131
0.00%, 02/05/18		3,950	12,813
1.00%, 09/22/18	USD	430	430
0.00%, 12/31/49		1,535	1,535
Sixth Street Lending Partners, 6.13%, 07/15/30(d)		488	491,162
			27,092,087
Chemicals — 2.5%
Avient Corp., 6.25%, 11/01/31(d)		927	918,276
Celanese U.S. Holdings LLC
6.50%, 04/15/30		943	936,194
6.75%, 04/15/33		990	961,034
Chemours Co.
5.38%, 05/15/27		1,800	1,755,923
5.75%, 11/15/28(d)		1,671	1,541,231
4.63%, 11/15/29(d)		558	476,284
8.00%, 01/15/33(d)		1,055	986,512
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(a)	EUR	100	108,141
Security		Par (000)	Value
Chemicals (continued)
Herens Holdco SARL, 4.75%, 05/15/28(d)	USD	3,000	$ 2,698,706
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(d)		1,013	1,006,885
INEOS Finance PLC(a)
6.38%, 04/15/29	EUR	128	141,693
5.63%, 08/15/30		100	107,904
INEOS Quattro Finance 2 PLC(a)
8.50%, 03/15/29		186	210,828
6.75%, 04/15/30		100	107,938
Ingevity Corp., 3.88%, 11/01/28(d)	USD	494	461,083
Itelyum Regeneration SpA, 04/15/30(a)(e)	EUR	100	107,319
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(d)(h)	USD	1,561	1,400,529
Kronos International, Inc., 9.50%, 03/15/29(a)	EUR	170	198,493
Lune Holdings SARL, 5.63%, 11/15/28(a)		125	100,696
Mativ Holdings, Inc., 8.00%, 10/01/29(d)	USD	823	709,327
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(d)		1,117	1,087,999
Nobian Finance BV, Class B, 3.63%, 07/15/26(a)	EUR	106	114,045
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(a)		179	201,539
9.75%, 11/15/28(d)	USD	4,461	4,631,477
5.38%, 10/01/29(a)	EUR	100	99,227
6.25%, 10/01/29(d)	USD	652	572,086
7.25%, 06/15/31(d)		3,649	3,582,223
SCIL IV LLC/SCIL USA Holdings LLC(a)
9.50%, 07/15/28	EUR	100	113,396
(3-mo. EURIBOR + 4.38%), 6.98%, 11/01/26(b)		100	107,589
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(d)	USD	3,950	3,704,782
Synthomer PLC, 7.38%, 05/02/29(a)	EUR	112	122,014
WR Grace Holdings LLC(d)
5.63%, 08/15/29	USD	7,279	6,264,356
7.38%, 03/01/31		1,174	1,172,989
			36,708,718
Commercial Services & Supplies — 5.4%
ADT Security Corp., 4.88%, 07/15/32(d)		790	737,453
Allied Universal Holdco LLC, 7.88%, 02/15/31(d)		9,881	10,006,983
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(d)		6,337	5,823,583
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(d)		3,440	3,253,864
4.88%, 06/01/28(a)	GBP	300	364,273
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR	165	185,435
APi Group DE, Inc., 4.75%, 10/15/29(d)	USD	1,283	1,197,500
Arena Luxembourg Finance SARL, 05/01/30(a)(b)(e)	EUR	100	108,186
BCP V Modular Services Finance II PLC(a)
4.75%, 11/30/28		200	209,240
6.13%, 11/30/28	GBP	100	122,698
Boels Topholding BV(a)
6.25%, 02/15/29	EUR	107	119,459
5.75%, 05/15/30		100	110,576
Brink’s Co., 6.75%, 06/15/32(d)	USD	1,208	1,224,794
Deluxe Corp., 8.13%, 09/15/29(d)		639	642,730
EC Finance PLC, 3.00%, 10/15/26(a)	EUR	109	114,615
EquipmentShare.com, Inc., 8.00%, 03/15/33(d)	USD	677	681,689
Fortress Transportation and Infrastructure Investors LLC(d)
5.50%, 05/01/28		4,130	4,047,888
7.88%, 12/01/30		3,628	3,788,942
7.00%, 05/01/31		5,374	5,460,106
7.00%, 06/15/32		2,920	2,961,042

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Fortress Transportation and Infrastructure Investors LLC(d) (continued)
5.88%, 04/15/33	USD	2,249	$ 2,148,602
Garda World Security Corp.(d)
4.63%, 02/15/27		1,132	1,101,830
7.75%, 02/15/28		3,360	3,443,480
6.00%, 06/01/29		500	468,799
8.25%, 08/01/32		2,055	2,005,554
8.38%, 11/15/32		4,895	4,812,810
Herc Holdings, Inc., 6.63%, 06/15/29(d)		1,258	1,262,042
Hertz Corp., 12.63%, 07/15/29(d)		760	686,264
Kapla Holding SAS(a)
5.00%, 04/30/31	EUR	100	107,846
(3-mo. EURIBOR + 3.50%), 6.00%, 07/31/30(b)		100	108,348
La Financiere Atalian, (3.50% Cash and 5.00% PIK), 8.50%, 06/30/28(h)		155	72,361
Loxam SAS(a)
6.38%, 05/15/28		115	128,267
6.38%, 05/31/29		101	113,853
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(d)	USD	763	722,146
OT Midco Ltd., 10.00%, 02/15/30(d)		267	229,876
Pachelbel Bidco SpA(a)
7.13%, 05/17/31	EUR	100	114,528
(3-mo. EURIBOR + 4.25%), 6.87%, 05/17/31(b)		100	108,863
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(d)	USD	3,405	3,407,673
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(d)		1,566	1,520,686
RR Donnelley & Sons Co., 9.50%, 08/01/29(d)		3,259	3,228,043
Sotheby’s, 7.38%, 10/15/27(d)		5,001	4,815,017
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(d)		978	858,635
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(a)	EUR	88	95,068
Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, 07/15/29(a)		100	109,664
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29(a)		100	109,664
Verisure Holding AB(a)
3.88%, 07/15/26		140	150,814
9.25%, 10/15/27		80	90,552
7.13%, 02/01/28		100	111,788
Veritiv Operating Co., 10.50%, 11/30/30(d)	USD	868	919,060
Wand NewCo 3, Inc., 7.63%, 01/30/32(d)		3,226	3,301,319
Williams Scotsman, Inc.(d)
6.63%, 06/15/29		200	202,343
6.63%, 04/15/30		1,691	1,709,076
7.38%, 10/01/31		1,665	1,714,643
			81,140,570
Construction & Engineering — 0.5%
Arcosa, Inc., 6.88%, 08/15/32(d)		144	145,989
Brand Industrial Services, Inc., 10.38%, 08/01/30(d)		7,611	7,260,910
Cellnex Telecom SA(a)
Series CLNX, 2.13%, 08/11/30	EUR	100	114,186
Series CLNX, 0.75%, 11/20/31		100	94,786
Heathrow Finance PLC, 6.63%, 03/01/31(a)	GBP	100	127,945
			7,743,816
Consumer Finance — 1.7%
Boost Newco Borrower LLC, 7.50%, 01/15/31(d)	USD	5,245	5,459,708
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(b)(d)		449	439,044
Global Payments, Inc., 1.50%, 03/01/31(k)		2,083	1,962,186
Security		Par (000)	Value
Consumer Finance (continued)
Navient Corp., 9.38%, 07/25/30	USD	800	$ 852,234
Nexi SpA, 0.00%, 02/24/28(a)(l)	EUR	300	292,870
OneMain Finance Corp.
6.63%, 01/15/28	USD	3,098	3,120,975
6.63%, 05/15/29		1,650	1,653,084
5.38%, 11/15/29		408	388,151
7.88%, 03/15/30		1,538	1,594,096
4.00%, 09/15/30		451	397,310
7.50%, 05/15/31		575	585,114
7.13%, 11/15/31		527	530,132
6.75%, 03/15/32		1,588	1,558,590
Rfna LP, 7.88%, 02/15/30(d)		500	493,900
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(d)		3,556	3,584,237
SLM Corp., 6.50%, 01/31/30		330	338,613
WEX, Inc., 6.50%, 03/15/33(d)		2,094	2,071,041
Worldline SA/France, 0.00%, 07/30/26(a)(l)	EUR	233	245,330
			25,566,615
Consumer Staples Distribution & Retail — 0.1%
B&M European Value Retail SA, 6.50%, 11/27/31(a)	GBP	100	125,989
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29	USD	842	859,762
4.80%, 11/18/44		932	843,796
			1,829,547
Containers & Packaging — 3.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27(d)		2,341	2,308,429
3.25%, 09/01/28(d)		1,708	1,530,824
3.00%, 09/01/29(a)	EUR	464	419,892
4.00%, 09/01/29(d)	USD	6,715	5,717,990
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(a)	EUR	1,370	1,368,428
4.13%, 08/15/26(d)	USD	3,078	2,827,020
Clydesdale Acquisition Holdings, Inc.(d)
6.63%, 04/15/29		2,900	2,916,014
6.88%, 01/15/30		2,367	2,384,953
8.75%, 04/15/30		3,213	3,258,449
6.75%, 04/15/32		4,021	4,048,816
Fiber Midco SpA, (10.75% PIK), 10.75%, 06/15/29(a)(h)	EUR	100	106,508
Graphic Packaging International LLC, 2.63%, 02/01/29(a)		456	462,374
Kleopatra Finco SARL, 4.25%, 03/01/26(a)		100	100,020
LABL, Inc.(d)
5.88%, 11/01/28	USD	155	121,979
9.50%, 11/01/28		2,391	2,021,544
8.63%, 10/01/31		1,266	943,170
Mauser Packaging Solutions Holding Co.(d)
7.88%, 04/15/27		17,773	17,417,540
9.25%, 04/15/27		778	733,886
OI European Group BV
6.25%, 05/15/28(d)	EUR	394	437,216
6.25%, 05/15/28(a)		100	110,968
5.25%, 06/01/29(a)		100	108,779
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(d)	USD	211	209,844
Sealed Air Corp.(d)
4.00%, 12/01/27		404	388,876
6.50%, 07/15/32		952	963,570
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(d)	USD	87	$ 90,058
Trident TPI Holdings, Inc., 12.75%, 12/31/28(d)		621	666,039
Trivium Packaging Finance BV, 5.50%, 08/15/26(d)		1,403	1,381,273
			53,044,459
Diversified REITs(d) — 1.4%
Digital Realty Trust LP, 1.88%, 11/15/29(k)		422	417,907
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27		590	555,303
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32		776	716,484
Iron Mountain, Inc.
7.00%, 02/15/29		3,761	3,846,465
5.25%, 07/15/30		122	116,977
5.63%, 07/15/32		3,252	3,108,913
6.25%, 01/15/33		2,516	2,491,750
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28		9,694	10,297,859
			21,551,658
Diversified Telecommunication Services — 7.1%
Altice Financing SA(d)
5.00%, 01/15/28		3,474	2,606,636
5.75%, 08/15/29		1,000	731,484
CommScope LLC(d)
4.75%, 09/01/29		2,801	2,490,228
9.50%, 12/15/31		2,665	2,744,950
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(d)		1,400	1,276,420
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30(h)		10,989	9,971,037
10.75%, 11/30/29		7,794	8,190,078
Eutelsat SA(a)
2.25%, 07/13/27	EUR	100	97,587
1.50%, 10/13/28		100	84,528
9.75%, 04/13/29		100	106,102
Fibercop SpA(d)
6.00%, 09/30/34	USD	2,917	2,656,719
7.20%, 07/18/36		1,468	1,413,625
Series 2033, 6.38%, 11/15/33		803	763,420
Frontier Communications Holdings LLC
5.88%, 10/15/27(d)		251	250,717
5.00%, 05/01/28(d)		345	340,390
5.88%, 11/01/29		844	843,581
6.00%, 01/15/30(d)		1,055	1,057,334
8.75%, 05/15/30(d)		13,691	14,422,537
8.63%, 03/15/31(d)		1,334	1,420,937
Global Switch Finance BV, 1.38%, 10/07/30(a)	EUR	106	107,215
Iliad Holding SASU
7.00%, 10/15/28(d)	USD	828	838,047
5.38%, 04/15/30(a)	EUR	169	183,566
6.88%, 04/15/31(a)		101	114,940
8.50%, 04/15/31(d)	USD	3,025	3,172,505
7.00%, 04/15/32(d)		2,795	2,798,695
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(d)		67	63,653
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR	100	108,665
Level 3 Financing, Inc.(d)
10.50%, 04/15/29	USD	7,561	8,317,477
4.88%, 06/15/29		3,816	3,225,900
11.00%, 11/15/29		7,516	8,376,471
4.50%, 04/01/30		1,674	1,339,358
10.50%, 05/15/30		4,913	5,264,248
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.(d) (continued)
3.88%, 10/15/30	USD	298	$ 224,930
10.75%, 12/15/30		2,684	2,966,082
Lorca Telecom Bondco SA(a)
4.00%, 09/18/27	EUR	174	187,784
5.75%, 04/30/29		196	220,519
Lumen Technologies, Inc.(d)
4.13%, 04/15/30	USD	841	785,102
10.00%, 10/15/32		1,155	1,152,573
Sable International Finance Ltd., 7.13%, 10/15/32(d)		2,418	2,326,116
SoftBank Group Corp.(a)
3.13%, 09/19/25	EUR	226	243,146
5.38%, 01/08/29		254	280,052
3.88%, 07/06/32		300	300,061
5.75%, 07/08/32		104	114,704
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	418	432,923
Telecom Italia SpA/Milano, 2.75%, 04/15/25(a)	EUR	139	150,188
Viavi Solutions, Inc., 3.75%, 10/01/29(d)	USD	528	482,830
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(d)		6,501	6,618,714
Zayo Group Holdings, Inc.(d)
4.00%, 03/01/27		3,582	3,262,624
6.13%, 03/01/28		1,718	1,428,942
			106,556,340
Electric Utilities — 2.5%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(b)(i)	EUR	150	164,605
Alpha Generation LLC, 6.75%, 10/15/32(d)	USD	1,833	1,834,191
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(a)	EUR	106	116,038
6.38%, 02/15/32(d)	USD	1,138	1,103,470
Calpine Corp., 4.63%, 02/01/29(d)		2,297	2,204,820
Clearway Energy Operating LLC, 3.75%, 01/15/32(d)		104	89,107
ContourGlobal Power Holdings SA
5.00%, 02/28/30(a)	EUR	100	107,184
6.75%, 02/28/30(d)	USD	2,613	2,624,497
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(b)(i)		3,382	3,236,762
EDP SA(a)(b)
(5-year EUR Swap + 1.84%), 1.70%, 07/20/80	EUR	100	107,427
(5-year EUR Swap + 2.38%), 1.88%, 08/02/81		200	212,071
(5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54		200	217,341
FirstEnergy Corp., 4.00%, 05/01/26(k)	USD	3,318	3,361,134
Lightning Power LLC, 7.25%, 08/15/32(d)		609	627,014
NextEra Energy Capital Holdings, Inc., (5-year CMT + 2.46%), 6.75%, 06/15/54(b)		938	957,461
NRG Energy, Inc.(d)
5.75%, 07/15/29		1,478	1,450,230
6.00%, 02/01/33		3,898	3,792,117
6.25%, 11/01/34		3,957	3,895,309
Pike Corp., 8.63%, 01/31/31(d)		461	485,805
Public Power Corp. SA, 4.63%, 10/31/31(a)	EUR	100	109,344
Southern Co., 4.50%, 06/15/27(d)(k)	USD	1,004	1,105,203
Vistra Corp., (5-year CMT + 6.93%), 8.00%(b)(d)(i)		994	1,020,021
Vistra Operations Co. LLC(d)
7.75%, 10/15/31		1,921	2,011,767

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Vistra Operations Co. LLC(d) (continued)
6.88%, 04/15/32	USD	1,970	$ 2,007,855
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(d)		4,330	4,258,060
			37,098,833
Electronic Equipment, Instruments & Components(d) — 0.4%
Sensata Technologies, Inc., 6.63%, 07/15/32		1,981	1,960,998
WESCO Distribution, Inc.
6.63%, 03/15/32		955	968,771
6.38%, 03/15/33		1,422	1,429,179
Xerox Corp., 10/15/30(e)		641	634,590
Zebra Technologies Corp., 6.50%, 06/01/32		591	598,118
			5,591,656
Energy Equipment & Services — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp.(d)
6.88%, 04/01/27		1,223	1,223,654
6.25%, 04/01/28		801	801,614
6.63%, 09/01/32		2,375	2,384,329
Enerflex Ltd., 9.00%, 10/15/27(d)		475	486,087
Kodiak Gas Services LLC, 7.25%, 02/15/29(d)		2,606	2,656,431
Oceaneering International, Inc., 6.00%, 02/01/28		369	365,093
OEG Finance PLC, 7.25%, 09/27/29(a)	EUR	100	111,524
Star Holding LLC, 8.75%, 08/01/31(d)	USD	1,289	1,232,081
TGS ASA, 8.50%, 01/15/30(d)		273	282,022
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27		1,112	1,112,846
7.13%, 03/15/29(d)		2,153	2,189,750
Weatherford International Ltd., 8.63%, 04/30/30(d)		2,296	2,331,303
			15,176,734
Entertainment — 3.2%
Allwyn Entertainment Financing U.K. PLC
7.88%, 04/30/29(d)		800	825,416
7.25%, 04/30/30(a)	EUR	100	113,266
Banijay Entertainment SAS
7.00%, 05/01/29(a)		113	127,568
8.13%, 05/01/29(d)	USD	480	493,231
Boyne USA, Inc., 4.75%, 05/15/29(d)		1,869	1,759,612
Caesars Entertainment, Inc.(d)
4.63%, 10/15/29		456	419,124
7.00%, 02/15/30		8,047	8,157,236
6.50%, 02/15/32		3,698	3,686,009
6.00%, 10/15/32		974	909,589
Churchill Downs, Inc.(d)
5.75%, 04/01/30		1,065	1,041,709
6.75%, 05/01/31		10,372	10,453,711
Cinemark USA, Inc., 7.00%, 08/01/32(d)		563	568,312
Cirsa Finance International SARL(a)
6.50%, 03/15/29	EUR	100	112,271
(3-mo. EURIBOR + 4.50%), 7.11%, 07/31/28(b)		100	109,373
CPUK Finance Ltd., 4.50%, 08/28/27(a)	GBP	100	123,553
Great Canadian Gaming Corp., 8.75%, 11/15/29(d)	USD	1,987	1,996,330
Inter Media and Communication SpA, 6.75%, 02/09/27(a)	EUR	98	107,528
Light & Wonder International, Inc.(d)
7.00%, 05/15/28	USD	706	705,706
7.25%, 11/15/29		241	244,300
7.50%, 09/01/31		1,096	1,122,718
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(d)		1,076	998,307
Security		Par (000)	Value
Entertainment (continued)
Live Nation Entertainment, Inc., 4.75%, 10/15/27(d)	USD	335	$ 326,570
Lottomatica Group SpA(a)(b)
(3-mo. EURIBOR + 3.25%), 5.74%, 06/01/31	EUR	100	108,944
(3-mo. EURIBOR + 4.00%), 6.49%, 12/15/30		100	108,517
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(d)	USD	1,535	1,449,878
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(d)		578	542,465
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 04/15/30(d)(e)		969	952,291
Motion Finco SARL, 7.38%, 06/15/30(a)	EUR	100	106,878
Odeon Finco PLC, 12.75%, 11/01/27(d)	USD	1,503	1,570,817
Pinewood Finco PLC(a)
3.63%, 11/15/27	GBP	100	122,070
6.00%, 03/27/30		181	230,487
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(d)
5.63%, 09/01/29	USD	1,188	873,180
5.88%, 09/01/31		262	173,575
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(d)		903	887,904
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(d)		1,194	1,126,053
Six Flags Entertainment Corp., 7.25%, 05/15/31(d)		1,482	1,487,711
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(d)
5.13%, 10/01/29		1,884	1,807,983
7.13%, 02/15/31		2,228	2,305,668
6.25%, 03/15/33		252	245,432
			48,501,292
Environmental, Maintenance & Security Service — 0.8%
GFL Environmental, Inc., 6.75%, 01/15/31(d)		192	197,916
Madison IAQ LLC, 5.88%, 06/30/29(d)		3,138	2,964,691
Reworld Holding Corp.
4.88%, 12/01/29(d)		2,689	2,501,074
5.00%, 09/01/30		454	420,543
Waste Pro USA, Inc., 7.00%, 02/01/33(d)		5,589	5,607,857
Wrangler Holdco Corp., 6.63%, 04/01/32(d)		816	830,807
			12,522,888
Financial Services — 2.1%
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(b)		185	179,013
Azorra Finance Ltd., 7.75%, 04/15/30(d)		842	830,195
Bracken MidCo1 PLC, (6.75% Cash or 7.50% PIK), 6.75%, 11/01/27(a)(h)	GBP	100	127,249
Clue Opco LLC, 9.50%, 10/15/31(d)	USD	760	760,224
Freedom Mortgage Holdings LLC(d)
9.25%, 02/01/29		862	875,395
9.13%, 05/15/31		1,491	1,500,413
8.38%, 04/01/32		1,125	1,099,237
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25(a)	EUR	100	74,739
GGAM Finance Ltd.(d)
8.00%, 06/15/28	USD	640	671,109
6.88%, 04/15/29		1,248	1,262,845
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(d)		1,556	1,577,395
Intrum AB(a)(f)(j)
3.00%, 09/15/27	EUR	117	99,945
9.25%, 03/15/28		226	200,997
Jefferies Finance LLC/JFIN Co-Issuer Corp.(d)
5.00%, 08/15/28	USD	1,479	1,390,474
6.63%, 10/15/31		409	404,663
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Jerrold Finco PLC, 5.25%, 01/15/27(a)	GBP	111	$ 141,664
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/29(d)	USD	1,523	1,598,323
Midcap Financial Issuer Trust(d)
6.50%, 05/01/28		1,578	1,521,023
5.63%, 01/15/30		600	543,474
Nationstar Mortgage Holdings, Inc.(d)
6.00%, 01/15/27		2	1,999
6.50%, 08/01/29		2,646	2,682,509
5.13%, 12/15/30		433	431,890
5.75%, 11/15/31		1,505	1,504,531
7.13%, 02/01/32		4,034	4,190,381
PennyMac Financial Services, Inc.(d)
7.88%, 12/15/29		981	1,020,535
7.13%, 11/15/30		1,404	1,426,415
6.88%, 02/15/33		1,075	1,068,281
ProGroup AG, 5.13%, 04/15/29(a)	EUR	100	106,724
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(d)
3.88%, 03/01/31	USD	784	702,307
4.00%, 10/15/33		497	426,326
Stena International SA, 7.25%, 01/15/31(d)		200	199,908
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(h)	EUR	548	180,827
UWM Holdings LLC, 6.63%, 02/01/30(d)	USD	2,436	2,416,102
			31,217,112
Food Products — 1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25%, 03/15/33(d)		1,102	1,112,737
Aramark International Finance SARL, 3.13%, 04/01/25(a)	EUR	582	629,316
B&G Foods, Inc., 8.00%, 09/15/28(d)	USD	452	454,145
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(a)	GBP	128	154,381
Bellis Finco PLC, 4.00%, 02/16/27(a)		100	122,075
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(d)(h)	USD	6,769	7,357,643
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(d)		6,033	6,198,557
Darling Global Finance BV, 3.63%, 05/15/26(a)	EUR	457	490,552
ELO SACA, 3.25%, 07/23/27(a)		200	205,231
Fiesta Purchaser, Inc.(d)
7.88%, 03/01/31	USD	317	327,292
9.63%, 09/15/32		450	462,435
Irca SpA, (3-mo. EURIBOR + 3.75%), 6.25%, 12/15/29(a)(b)	EUR	104	112,455
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(d)	USD	850	874,315
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.95%, 07/01/29(a)(b)	EUR	200	215,719
Market Bidco Finco PLC, 5.50%, 11/04/27(a)	GBP	156	192,445
Performance Food Group, Inc., 4.25%, 08/01/29(d)	USD	81	75,746
Post Holdings, Inc.(d)
4.50%, 09/15/31		215	194,723
6.38%, 03/01/33		1,550	1,524,139
6.25%, 10/15/34		183	180,175
Premier Foods Finance PLC, 3.50%, 10/15/26(a)	GBP	100	127,076
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(d)	USD	512	474,646
Security		Par (000)	Value
Food Products (continued)
Tereos Finance Groupe I SA(a)
7.25%, 04/15/28	EUR	100	$ 111,644
5.75%, 04/30/31		100	108,752
United Natural Foods, Inc., 6.75%, 10/15/28(d)	USD	1,072	1,058,596
			22,764,795
Gas Utilities — 0.0%
UGI International LLC, 2.50%, 12/01/29(a)	EUR	100	100,032
Ground Transportation(d) — 0.1%
Brightline East LLC, 11.00%, 01/31/30	USD	1,110	977,749
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32		693	696,852
			1,674,601
Health Care Equipment & Supplies — 1.3%
Avantor Funding, Inc.(a)
2.63%, 11/01/25	EUR	527	566,198
3.88%, 07/15/28		100	106,982
Bausch & Lomb Corp., 8.38%, 10/01/28(d)	USD	6,265	6,499,938
Insulet Corp., 6.50%, 04/01/33(d)		1,316	1,337,660
Medline Borrower LP, 5.25%, 10/01/29(d)		6,353	6,096,170
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(d)		561	568,141
Neogen Food Safety Corp., 8.63%, 07/20/30(d)		963	1,013,940
Opal Bidco SAS(e)
03/31/32	EUR	100	108,130
03/31/32	USD	1,724	1,724,000
Sotera Health Holdings LLC, 7.38%, 06/01/31(d)		996	1,012,564
			19,033,723
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(d)		879	878,134
AHP Health Partners, Inc., 5.75%, 07/15/29(d)		2,144	1,989,114
CHS/Community Health Systems, Inc.(d)
5.63%, 03/15/27		2,509	2,395,897
6.00%, 01/15/29		3,050	2,710,391
5.25%, 05/15/30		5,152	4,250,629
4.75%, 02/15/31		2,421	1,913,743
10.88%, 01/15/32		4,160	4,098,311
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(d)		2,252	2,291,424
DaVita, Inc., 6.88%, 09/01/32(d)		879	883,931
Ephios Subco 3 SARL, 7.88%, 01/31/31(a)	EUR	218	251,125
Fortrea Holdings, Inc., 7.50%, 07/01/30(d)	USD	598	543,775
HAH Group Holding Co. LLC, 9.75%, 10/01/31(d)		1,090	1,049,732
IQVIA, Inc.(a)
1.75%, 03/15/26	EUR	330	349,692
2.25%, 03/15/29		100	100,831
LifePoint Health, Inc.(d)
9.88%, 08/15/30	USD	640	675,265
11.00%, 10/15/30		3,059	3,325,466
8.38%, 02/15/32		2,295	2,310,741
10.00%, 06/01/32		1,822	1,738,024
Molina Healthcare, Inc., 6.25%, 01/15/33(d)		1,285	1,264,682
Prime Healthcare Services, Inc., 9.38%, 09/01/29(d)		588	554,751
Star Parent, Inc., 9.00%, 10/01/30(d)		2,918	2,876,142
Surgery Center Holdings, Inc., 7.25%, 04/15/32(d)		4,179	4,132,543
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(d)		1,362	1,358,074
			41,942,417
Health Care REITs — 0.4%
MPT Operating Partnership LP/MPT Finance Corp.
7.00%, 02/15/32(d)	EUR	1,425	1,567,159

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care REITs (continued)
MPT Operating Partnership LP/MPT Finance Corp. (continued)
7.00%, 02/15/32(a)	EUR	152	$ 167,164
8.50%, 02/15/32(d)	USD	4,567	4,652,375
			6,386,698
Hotel & Resort REITs — 1.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(d)		1,145	1,153,455
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(d)		606	599,150
Pebblebrook Hotel Trust, 1.75%, 12/15/26(k)		68	63,546
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 04/01/32(d)		4,385	4,377,144
RLJ Lodging Trust LP, 4.00%, 09/15/29(d)		749	671,873
Service Properties Trust
8.63%, 11/15/31(d)		5,772	6,088,964
8.88%, 06/15/32		2,430	2,404,765
XHR LP, 6.63%, 05/15/30(d)		592	581,190
			15,940,087
Hotels, Restaurants & Leisure — 4.0%
1011778 B.C. ULC/New Red Finance, Inc., 5.63%, 09/15/29(d)		960	950,335
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 6.49%, 07/18/30(a)(b)	EUR	120	130,086
Carnival Corp.(d)
6.00%, 05/01/29	USD	4,112	4,083,200
6.13%, 02/15/33		5,018	4,944,886
Deuce Finco PLC, 5.50%, 06/15/27(a)	GBP	100	126,752
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(d)
4.63%, 01/15/29	USD	4,391	4,044,137
6.75%, 01/15/30		671	580,145
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(d)		811	826,432
Lindblad Expeditions LLC, 6.75%, 02/15/27(d)		1,214	1,206,892
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(d)		1,447	1,103,868
Melco Resorts Finance Ltd.(d)
4.88%, 06/06/25		1,071	1,067,037
5.63%, 07/17/27		200	196,000
5.75%, 07/21/28		600	577,500
5.38%, 12/04/29		2,283	2,100,337
7.63%, 04/17/32		1,534	1,531,814
MGM China Holdings Ltd.(d)
5.25%, 06/18/25		600	598,500
4.75%, 02/01/27		440	430,100
7.13%, 06/26/31		474	484,072
MGM Resorts International, 6.13%, 09/15/29		2,320	2,297,010
NCL Corp. Ltd.(d)
8.13%, 01/15/29		631	663,707
7.75%, 02/15/29		1,782	1,857,229
6.25%, 03/01/30		751	737,289
6.75%, 02/01/32		2,931	2,895,250
NCL Finance Ltd., 6.13%, 03/15/28(d)		849	846,284
Pinnacle Bidco PLC(a)
8.25%, 10/11/28	EUR	100	113,334
10.00%, 10/11/28	GBP	100	136,518
Royal Caribbean Cruises Ltd., 6.00%, 02/01/33(d)	USD	4,664	4,661,093
Sabre GLBL, Inc.(d)
8.63%, 06/01/27		1,691	1,673,385
10.75%, 11/15/29		2,431	2,448,690
Station Casinos LLC(d)
4.63%, 12/01/31		2,431	2,184,305
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC(d) (continued)
6.63%, 03/15/32	USD	988	$ 979,905
Stonegate Pub Co. Financing PLC(a)
10.75%, 07/31/29	GBP	123	164,049
(3-mo. EURIBOR + 6.63%), 9.18%, 07/31/29(b)	EUR	100	110,629
TUI AG, 5.88%, 03/15/29(a)		120	133,977
TUI Cruises GmbH(a)
6.50%, 05/15/26		19	20,396
5.00%, 05/15/30		106	115,191
Viking Cruises Ltd.(d)
5.88%, 09/15/27	USD	1,436	1,428,734
7.00%, 02/15/29		269	269,903
9.13%, 07/15/31		3,780	4,037,535
Wynn Macau Ltd.(d)
5.50%, 01/15/26		962	956,084
5.50%, 10/01/27		200	196,250
5.63%, 08/26/28		5,107	4,909,104
4.50%, 03/07/29(k)		200	201,400
5.13%, 12/15/29		1,358	1,261,242
			60,280,586
Household Durables — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(d)		636	575,078
Beazer Homes USA, Inc.
5.88%, 10/15/27		306	300,032
7.50%, 03/15/31(d)		214	207,326
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(d)		1,154	1,040,497
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(d)		873	796,613
Dream Finders Homes, Inc., 8.25%, 08/15/28(d)		607	627,346
Empire Communities Corp., 9.75%, 05/01/29(d)		257	259,927
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(d)		3,158	3,377,839
LGI Homes, Inc.(d)
8.75%, 12/15/28		453	472,107
7.00%, 11/15/32		1,305	1,234,139
Meritage Homes Corp., 1.75%, 05/15/28(d)(k)		2,135	2,085,895
New Home Co., Inc., 9.25%, 10/01/29(d)		1,145	1,174,477
Scotts Miracle-Gro Co.
4.50%, 10/15/29		229	213,511
4.38%, 02/01/32		1,696	1,490,187
Somnigroup International, Inc., 3.88%, 10/15/31(d)		1,434	1,259,066
STL Holding Co. LLC, 8.75%, 02/15/29(d)		618	634,271
			15,748,311
Household Products(d) — 0.0%
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31		296	262,518
Spectrum Brands, Inc., 3.88%, 03/15/31		176	149,914
			412,432
Independent Power and Renewable Electricity Producers — 0.1%
XPLR Infrastructure LP, 2.50%, 06/15/26(d)(k)		1,523	1,452,180
Industrial Conglomerates(d) — 0.2%
Amsted Industries, Inc., 6.38%, 03/15/33		679	675,398
Axon Enterprise, Inc.
6.13%, 03/15/30		1,532	1,546,132
6.25%, 03/15/33		1,196	1,208,303
			3,429,833
Insurance — 7.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(d)
6.75%, 10/15/27		6,908	6,880,506
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(d) (continued)
6.75%, 04/15/28	USD	1,904	$ 1,911,445
5.88%, 11/01/29		4,724	4,565,911
7.00%, 01/15/31		4,983	4,998,238
7.38%, 10/01/32		2,256	2,265,908
AmWINS Group, Inc., 4.88%, 06/30/29(d)		878	827,698
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(d)		1,110	1,093,983
Ardonagh Finco Ltd.
6.88%, 02/15/31(a)	EUR	584	644,109
7.75%, 02/15/31(d)	USD	6,630	6,753,683
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(d)		6,836	6,959,174
AssuredPartners, Inc., 7.50%, 02/15/32(d)		1,975	2,108,176
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(d)
7.25%, 02/15/31		8,235	8,311,060
8.13%, 02/15/32		4,366	4,411,791
HUB International Ltd.(d)
7.25%, 06/15/30		18,135	18,679,159
7.38%, 01/31/32		20,785	21,162,934
Jones Deslauriers Insurance Management, Inc.(d)
8.50%, 03/15/30		2,894	3,040,208
10.50%, 12/15/30		2,104	2,252,980
Panther Escrow Issuer LLC, 7.13%, 06/01/31(d)		14,070	14,336,362
Unipol Assicurazioni SpA, 4.90%, 05/23/34(a)	EUR	100	111,001
USI, Inc., 7.50%, 01/15/32(d)	USD	2,420	2,468,828
			113,783,154
Interactive Media & Services — 0.3%
iliad SA(a)
5.38%, 02/15/29	EUR	100	112,534
5.63%, 02/15/30		100	113,711
Snap, Inc., 6.88%, 03/01/33(d)	USD	3,908	3,907,705
United Group BV(a)
4.00%, 11/15/27	EUR	100	107,498
6.75%, 02/15/31		193	211,821
6.50%, 10/31/31		100	108,785
			4,562,054
Internet Software & Services — 0.9%
Acuris Finance U.S., Inc./Acuris Finance SARL(d)
5.00%, 05/01/28	USD	2,232	2,049,567
9.00%, 08/01/29		576	557,602
ANGI Group LLC, 3.88%, 08/15/28(d)		869	788,580
Cablevision Lightpath LLC(d)
3.88%, 09/15/27		600	569,764
5.63%, 09/15/28		1,201	1,101,004
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(a)	EUR	122	139,174
ION Trading Technologies SARL, 9.50%, 05/30/29(d)	USD	513	514,942
Match Group Holdings II LLC(d)
4.63%, 06/01/28		2,149	2,062,140
4.13%, 08/01/30		872	781,498
3.63%, 10/01/31		723	623,097
Rakuten Group, Inc.(d)
11.25%, 02/15/27		1,108	1,200,379
9.75%, 04/15/29		2,442	2,651,324
			13,039,071
IT Services — 0.8%
Amentum Holdings, Inc., 7.25%, 08/01/32(d)		1,301	1,279,739
Security		Par (000)	Value
IT Services (continued)
Atos SE(a)(m)
5.20%, 12/18/30	EUR	237	$ 208,828
1.04%, 12/18/32		152	62,204
9.36%, 12/18/29		169	196,623
CA Magnum Holdings, 5.38%, 10/31/26(d)	USD	3,306	3,247,153
Cedacri Mergeco SpA, (3-mo. EURIBOR + 5.50%), 8.06%, 05/15/28(a)(b)	EUR	100	108,671
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(d)	USD	2,971	2,995,053
KBR, Inc., 4.75%, 09/30/28(d)		1,213	1,153,223
McAfee Corp., 7.38%, 02/15/30(d)		3,610	3,195,126
			12,446,620
Machinery — 1.7%
Chart Industries, Inc.(d)
7.50%, 01/01/30		3,648	3,783,508
9.50%, 01/01/31		537	573,271
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(d)		646	507,110
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(d)		3,889	3,896,222
IMA Industria Macchine Automatiche SpA(a)
3.75%, 01/15/28	EUR	100	106,508
(3-mo. EURIBOR + 3.75%), 6.54%, 04/15/29(b)		200	216,182
Manitowoc Co., Inc., 9.25%, 10/01/31(d)	USD	668	686,664
Nova Alexandre III SAS, (3-mo. EURIBOR + 5.25%), 8.04%, 07/15/29(a)(b)	EUR	100	109,898
Terex Corp.(d)
5.00%, 05/15/29	USD	207	197,543
6.25%, 10/15/32		936	907,707
TK Elevator Holdco GmbH
6.63%, 07/15/28(a)	EUR	900	974,637
7.63%, 07/15/28(d)	USD	3,445	3,447,925
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR	992	1,065,945
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(d)	USD	8,479	8,320,097
			24,793,217
Media — 6.6%
Cable One, Inc.
0.00%, 03/15/26(k)(l)		475	450,063
1.13%, 03/15/28(k)		1,577	1,251,776
4.00%, 11/15/30(d)		1,849	1,466,122
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(d)		91	88,052
4.75%, 03/01/30(d)		135	125,205
4.25%, 02/01/31(d)		512	453,697
7.38%, 03/01/31(d)		21,539	21,885,700
4.75%, 02/01/32(d)		845	750,271
4.50%, 05/01/32		167	144,966
4.50%, 06/01/33(d)		363	309,582
4.25%, 01/15/34(d)		1,727	1,420,457
CSC Holdings LLC(d)
5.50%, 04/15/27		600	555,491
5.38%, 02/01/28		1,200	1,023,396
11.25%, 05/15/28		2,935	2,837,443
11.75%, 01/31/29		6,770	6,565,834
4.13%, 12/01/30		1,010	731,379
3.38%, 02/15/31		1,609	1,151,037
4.50%, 11/15/31		1,200	870,155
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(d)		4,523	4,382,994
DISH DBS Corp.(d)
5.25%, 12/01/26		3,230	2,964,964
5.75%, 12/01/28		5,745	4,845,032
DISH Network Corp., 11.75%, 11/15/27(d)		8,272	8,711,049

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
GCI LLC, 4.75%, 10/15/28(d)	USD	205	$ 188,984
Gray Media, Inc.(d)
7.00%, 05/15/27		870	852,623
10.50%, 07/15/29		2,659	2,770,279
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(d)		4,783	3,998,773
Midcontinent Communications, 8.00%, 08/15/32(d)		1,838	1,858,424
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(d)		676	578,392
Sinclair Television Group, Inc., 8.13%, 02/15/33(d)		3,592	3,544,530
Sirius XM Radio, Inc.(d)
5.00%, 08/01/27		6,942	6,782,605
4.00%, 07/15/28		381	355,474
Sunrise FinCo I BV, 4.88%, 07/15/31(d)		1,470	1,336,767
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(a)(h)	EUR	214	189,105
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(d)	USD	2,200	2,134,000
Univision Communications, Inc.(d)
6.63%, 06/01/27		3,632	3,601,958
8.00%, 08/15/28		3,363	3,373,504
8.50%, 07/31/31		2,003	1,957,211
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(a)	GBP	112	140,860
Virgin Media Secured Finance PLC(a)
4.25%, 01/15/30		100	112,382
4.13%, 08/15/30		100	110,457
VZ Secured Financing BV, 3.50%, 01/15/32(a)	EUR	170	163,141
Ziggo Bond Co. BV, 5.13%, 02/28/30(d)	USD	868	756,322
Ziggo BV, 4.88%, 01/15/30(d)		1,165	1,067,184
			98,857,640
Metals & Mining — 3.6%
Aris Mining Corp., 8.00%, 10/31/29(d)		362	366,073
Arsenal AIC Parent LLC(d)
8.00%, 10/01/30		1,197	1,220,476
11.50%, 10/01/31		4,744	5,158,769
ATI, Inc.
5.88%, 12/01/27		886	879,810
7.25%, 08/15/30		2,612	2,692,294
5.13%, 10/01/31		1,063	995,432
Carpenter Technology Corp., 7.63%, 03/15/30		1,314	1,353,479
Cleveland-Cliffs, Inc.(d)
6.88%, 11/01/29		1,114	1,090,114
7.50%, 09/15/31		440	429,583
7.38%, 05/01/33		952	913,477
Constellium SE
5.63%, 06/15/28(d)		4,620	4,480,547
5.38%, 08/15/32(a)	EUR	117	124,382
6.38%, 08/15/32(d)	USD	1,591	1,553,611
ERO Copper Corp., 6.50%, 02/15/30(d)		1,752	1,701,805
First Quantum Minerals Ltd.(d)
9.38%, 03/01/29		4,002	4,212,105
8.00%, 03/01/33		865	875,812
Kaiser Aluminum Corp.(d)
4.63%, 03/01/28		5,712	5,425,588
4.50%, 06/01/31		4,136	3,660,468
New Gold, Inc., 6.88%, 04/01/32(d)		1,686	1,702,816
Novelis Corp.(d)
4.75%, 01/30/30		5,807	5,387,735
3.88%, 08/15/31		5,320	4,625,245
Security		Par (000)	Value
Metals & Mining (continued)
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR	1,029	$ 1,057,792
Novelis, Inc., 6.88%, 01/30/30(d)	USD	2,446	2,480,609
Vallourec SACA, 7.50%, 04/15/32(d)		1,599	1,670,715
			54,058,737
Mortgage Real Estate Investment Trusts (REITs)(d) — 0.5%
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27		819	778,707
7.75%, 12/01/29		521	536,255
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29		826	786,650
7.00%, 07/15/31		1,139	1,169,047
Starwood Property Trust, Inc.
7.25%, 04/01/29		879	901,106
6.00%, 04/15/30		442	431,912
6.50%, 07/01/30		1,079	1,079,549
10/15/30(e)		1,302	1,289,925
			6,973,151
Oil, Gas & Consumable Fuels — 10.3%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(d)		1,926	1,959,023
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(d)		1,514	1,539,265
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(d)
9.00%, 11/01/27		963	1,179,675
5.88%, 06/30/29		1,321	1,289,071
Blue Racer Midstream LLC/Blue Racer Finance Corp.(d)
7.00%, 07/15/29		1,140	1,165,057
7.25%, 07/15/32		918	949,677
Borr IHC Ltd./Borr Finance LLC(d)
10.00%, 11/15/28		1,005	950,309
10.38%, 11/15/30		276	256,263
Buckeye Partners LP
6.88%, 07/01/29(d)		495	503,182
6.75%, 02/01/30(d)		474	480,117
5.85%, 11/15/43		816	721,452
5.60%, 10/15/44		553	474,011
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(a)	GBP	224	295,139
Chord Energy Corp., 6.75%, 03/15/33(d)	USD	945	940,046
CITGO Petroleum Corp., 8.38%, 01/15/29(d)		2,678	2,725,296
Civitas Resources, Inc.(d)
8.38%, 07/01/28		1,478	1,525,277
8.63%, 11/01/30		1,133	1,168,884
8.75%, 07/01/31		2,813	2,888,794
CNX Midstream Partners LP, 4.75%, 04/15/30(d)		520	484,107
CNX Resources Corp., 7.25%, 03/01/32(d)		620	630,459
Comstock Resources, Inc.(d)
6.75%, 03/01/29		4,687	4,579,707
5.88%, 01/15/30		59	55,720
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(d)		6,898	6,617,631
Crescent Energy Finance LLC(d)
7.63%, 04/01/32		3,071	3,037,425
7.38%, 01/15/33		3,052	2,942,797
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(d)		772	791,110
eG Global Finance PLC, 12.00%, 11/30/28(d)		1,943	2,151,383
Enbridge, Inc.(b)
(5-year CMT + 2.97%), 7.20%, 06/27/54		810	817,353
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc.(b) (continued)
(5-year CMT + 3.12%), 7.38%, 03/15/55	USD	1,104	$ 1,133,413
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(d)		906	962,736
Energy Transfer LP(b)
(5-year CMT + 2.83%), 7.13%, 10/01/54		1,564	1,588,136
(5-year CMT + 4.02%), 8.00%, 05/15/54		2,594	2,729,791
Series H, (5-year CMT + 5.69%), 6.50%(i)		2,085	2,082,542
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		559	564,561
8.25%, 01/15/29		1,716	1,771,662
8.88%, 04/15/30		57	59,196
7.88%, 05/15/32		1,942	1,955,798
8.00%, 05/15/33		1,321	1,331,280
Gulfport Energy Operating Corp., 6.75%, 09/01/29(d)		920	932,239
Harvest Midstream I LP, 7.50%, 05/15/32(d)		559	574,468
Hilcorp Energy I LP/Hilcorp Finance Co.(d)
6.25%, 11/01/28		514	513,514
5.75%, 02/01/29		1,299	1,255,038
6.00%, 04/15/30		130	123,626
8.38%, 11/01/33		2,314	2,371,329
6.88%, 05/15/34		1,720	1,617,629
7.25%, 02/15/35		712	679,958
Howard Midstream Energy Partners LLC(d)
8.88%, 07/15/28		1,150	1,199,086
7.38%, 07/15/32		1,269	1,300,122
ITT Holdings LLC, 6.50%, 08/01/29(d)		2,381	2,196,547
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(d)		2,772	2,770,389
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(d)		740	738,635
Matador Resources Co., 6.50%, 04/15/32(d)		1,546	1,532,136
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(d)		482	469,988
Murphy Oil Corp., 5.88%, 12/01/42		141	121,123
Nabors Industries Ltd., 7.50%, 01/15/28(d)		561	516,395
Nabors Industries, Inc., 7.38%, 05/15/27(d)		1,069	1,054,354
NFE Financing LLC, 12.00%, 11/15/29(d)		2,854	2,405,824
NGL Energy Operating LLC/NGL Energy Finance Corp.(d)
8.13%, 02/15/29		1,200	1,208,385
8.38%, 02/15/32		5,249	5,260,256
Noble Finance II LLC, 8.00%, 04/15/30(d)		1,813	1,811,934
Northern Oil & Gas, Inc.(d)
8.13%, 03/01/28		5,973	5,988,392
8.75%, 06/15/31		1,240	1,264,745
Northriver Midstream Finance LP, 6.75%, 07/15/32(d)		873	881,142
Parkland Corp., 6.63%, 08/15/32(d)		1,228	1,227,297
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(d)		809	708,509
Permian Resources Operating LLC, 6.25%, 02/01/33(d)		2,436	2,426,363
Prairie Acquiror LP, 9.00%, 08/01/29(d)		984	1,001,603
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(d)		1,774	1,826,001
SM Energy Co.
6.75%, 09/15/26		659	658,699
6.50%, 07/15/28		141	140,034
7.00%, 08/01/32(d)		678	665,401
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(d)		537	484,816
Sunoco LP, 6.25%, 07/01/33(d)		1,583	1,584,657
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(d)
5.50%, 01/15/28	USD	1,616	$ 1,572,826
7.38%, 02/15/29		2,434	2,446,124
6.00%, 12/31/30		66	62,614
6.00%, 09/01/31		686	648,514
Talos Production, Inc., 9.38%, 02/01/31(d)		791	804,812
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(d)		1,102	1,034,669
TransMontaigne Partners LLC, 8.50%, 06/15/30(d)		305	307,245
Transocean Aquila Ltd., 8.00%, 09/30/28(d)		546	555,204
Transocean Titan Financing Ltd., 8.38%, 02/01/28(d)		321	328,112
Transocean, Inc.(d)
8.00%, 02/01/27		2,149	2,140,934
8.25%, 05/15/29		2,013	1,967,657
8.75%, 02/15/30		1,053	1,093,432
8.50%, 05/15/31		1,873	1,819,963
Valaris Ltd., 8.38%, 04/30/30(d)		3,304	3,307,793
Vantage Drilling International Ltd., 9.50%, 02/15/28(d)		159	159,000
Venture Global LNG, Inc.(d)
9.50%, 02/01/29		11,457	12,285,469
8.38%, 06/01/31		4,953	5,023,734
9.88%, 02/01/32		5,486	5,826,599
Vermilion Energy, Inc., 6.88%, 05/01/30(d)		807	790,263
Vital Energy, Inc.
9.75%, 10/15/30		1,152	1,171,711
7.88%, 04/15/32(d)		3,253	3,028,279
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(d)		1,115	1,083,972
			154,266,905
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28(a)	EUR	109	114,915
Fiber Bidco SpA(a)
6.13%, 06/15/31		100	105,490
(3-mo. EURIBOR + 4.00%), 6.36%, 01/15/30(b)		100	107,742
Magnera Corp., 7.25%, 11/15/31(d)	USD	688	669,156
Sappi Papier Holding GmbH, 4.50%, 03/15/32(a)	EUR	115	123,106
			1,120,409
Passenger Airlines — 0.7%
American Airlines, Inc., 8.50%, 05/15/29(d)	USD	2,271	2,305,511
Deutsche Lufthansa AG, (5-year EURIBOR ICE Swap + 2.86%), 5.25%, 01/15/55(a)(b)	EUR	200	215,449
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(d)	USD	1,502	1,482,612
OneSky Flight LLC, 8.88%, 12/15/29(d)		1,396	1,410,916
United Airlines, Inc., 4.63%, 04/15/29(d)		5,099	4,825,082
			10,239,570
Personal Care Products — 0.0%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		207	203,659
Pharmaceuticals — 2.5%
1261229 BC Ltd., 04/15/32(d)(e)		14,514	14,424,921
1375209 BC Ltd., 9.00%, 01/30/28(d)		1,132	1,131,123
Bausch Health Cos., Inc.(d)
5.50%, 11/01/25		1,604	1,602,396
6.13%, 02/01/27		4,938	5,007,132
5.75%, 08/15/27		963	961,315
11.00%, 09/30/28		6,226	5,930,265
Endo Finance Holdings, Inc., 8.50%, 04/15/31(d)		1,334	1,390,730
Grifols SA(a)
2.25%, 11/15/27	EUR	1,374	1,425,535
7.13%, 05/01/30		141	157,635
Gruenenthal GmbH, 4.63%, 11/15/31(a)		136	142,104

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Nidda Healthcare Holding GmbH(a)
7.00%, 02/21/30	EUR	215	$ 242,441
(3-mo. EURIBOR + 3.75%), 6.31%, 10/23/30(b)		100	108,733
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34(d)	USD	200	194,135
Rossini SARL(a)
6.75%, 12/31/29	EUR	121	136,578
(3-mo. EURIBOR + 3.88%), 6.23%, 12/31/29(b)		172	186,913
Teva Pharmaceutical Finance Netherlands II BV, 7.88%, 09/15/31		100	127,117
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/28	USD	800	818,808
7.88%, 09/15/29		1,670	1,795,918
8.13%, 09/15/31		912	1,015,749
			36,799,548
Real Estate Management & Development — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(d)		1,314	1,168,564
Series AI, 7.00%, 04/15/30		1,009	897,051
Aroundtown Finance SARL, (5-year UK Government Bond + 4.49%), 8.63%(b)(i)	GBP	215	274,185
Aroundtown SA, 0.38%, 04/15/27(a)	EUR	100	101,568
Citycon Treasury BV, 2.38%, 01/15/27(a)		100	104,948
CoreLogic, Inc., 4.50%, 05/01/28(d)	USD	2,658	2,473,981
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(d)		1,566	1,662,942
Heimstaden Bostad Treasury BV, 1.38%, 03/03/27	EUR	100	103,818
Howard Hughes Corp., 4.38%, 02/01/31(d)	USD	2,347	2,089,158
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(a)(h)	EUR	182	193,708
			9,069,923
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(d)	USD	1,462	1,400,849
Semiconductors & Semiconductor Equipment(k) — 0.2%
MKS Instruments, Inc., 1.25%, 06/01/30(d)		2,480	2,230,760
ON Semiconductor Corp., 0.50%, 03/01/29		1,259	1,084,377
			3,315,137
Software — 6.6%
AthenaHealth Group, Inc., 6.50%, 02/15/30(d)		15,933	14,945,342
Camelot Finance SA, 4.50%, 11/01/26(d)		610	597,904
Capstone Borrower, Inc., 8.00%, 06/15/30(d)		2,716	2,788,552
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(d)		1,324	1,161,640
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(d)		3,781	3,272,001
Clarivate Science Holdings Corp., 4.88%, 07/01/29(d)		4,464	3,981,825
Cloud Software Group, Inc.(d)
6.50%, 03/31/29		13,385	13,011,098
9.00%, 09/30/29		14,148	14,111,071
8.25%, 06/30/32		10,911	11,093,541
Dun & Bradstreet Corp., 5.00%, 12/15/29(d)		4,746	4,753,842
Ellucian Holdings, Inc., 6.50%, 12/01/29(d)		2,529	2,487,091
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(d)		400	359,739
7.88%, 05/01/29(a)	EUR	237	260,081
8.75%, 05/01/29(d)	USD	782	778,167
Playtika Holding Corp., 4.25%, 03/15/29(d)		421	370,604
Security		Par (000)	Value
Software (continued)
SS&C Technologies, Inc., 6.50%, 06/01/32(d)	USD	3,595	$ 3,633,864
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 6.29%, 07/31/31(a)(b)	EUR	113	122,340
UKG, Inc., 6.88%, 02/01/31(d)	USD	16,127	16,359,858
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(d)		5,203	4,773,080
			98,861,640
Specialty Retail — 0.2%
Afflelou SAS, 6.00%, 07/25/29(a)	EUR	152	169,658
Bubbles Bidco SpA(a)
6.50%, 09/30/31		123	133,004
(3-mo. EURIBOR + 4.25%), 6.61%, 09/30/31(b)		120	129,714
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.91%, 07/15/31(a)(b)		156	169,661
Goldstory SAS, 6.75%, 02/01/30(a)		100	111,374
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(d)	USD	1,000	918,379
Staples, Inc., 10.75%, 09/01/29(d)		1,127	1,018,177
			2,649,967
Technology Hardware, Storage & Peripherals(d) — 0.1%
Diebold Nixdorf, Inc., 7.75%, 03/31/30		836	866,569
NCR Atleos Corp., 9.50%, 04/01/29		701	760,098
			1,626,667
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc.(d)
4.25%, 03/15/29		217	201,716
4.13%, 08/15/31		282	248,681
European TopSoho SARL, 4.00%, 09/21/21(a)(f)(j)	EUR	200	97,317
Hanesbrands, Inc., 9.00%, 02/15/31(d)	USD	80	84,297
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.54%, 07/01/29(a)(b)	EUR	200	216,924
			848,935
Trading Companies & Distributors(d) — 0.3%
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28	USD	1,030	1,003,730
Gates Corp., 6.88%, 07/01/29		1,519	1,545,315
Resideo Funding, Inc.
4.00%, 09/01/29		290	263,287
6.50%, 07/15/32		2,047	2,042,108
			4,854,440
Transportation Infrastructure — 0.1%
Edge Finco PLC, 8.13%, 08/15/31(a)	GBP	206	271,422
Mobico Group PLC, (5-year UK Government Bond + 4.14%), 4.25%(a)(b)(i)		154	189,977
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 7.43%, 04/22/30(b)	EUR	200	218,836
			680,235
Water Utilities — 0.0%
Thames Water Utilities Finance PLC, 4.00%, 04/18/27(a)		100	80,425
Thames Water Utilities Ltd., Series 144., 0.00%, 03/22/27(d)(l)	GBP	1	654
			81,079
Wireless Telecommunication Services — 0.7%
Altice France SA
3.38%, 01/15/28(a)	EUR	200	172,240
5.13%, 01/15/29(d)	USD	1,981	1,556,282
5.13%, 07/15/29(d)		3,800	2,976,665
5.50%, 10/15/29(d)		1,600	1,267,769
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(a)	GBP	200	$ 232,605
4.25%, 01/31/31(d)	USD	3,172	2,736,242
4.50%, 07/15/31(a)	GBP	201	221,280
5.63%, 04/15/32(a)	EUR	100	107,427
7.75%, 04/15/32(d)	USD	400	400,964
Zegona Finance PLC, 6.75%, 07/15/29(a)	EUR	266	303,445
			9,974,919
Total Corporate Bonds — 104.0% (Cost: $1,545,299,774)			1,554,876,953
Fixed Rate Loan Interests
Diversified Consumer Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27	USD	13	13,059
Household Durables — 0.1%
K Hovnanian Enterprises, Inc., Term Loan, 10.00%, 01/31/28(c)		1,865	1,855,675
Internet Software & Services — 0.1%
Abe Investment Holdings, Inc., 2025 USD Term Loan B, 11.25%, 02/21/30(c)		931	924,017
IT Services — 0.8%
Clover Holdings 2 LLC, Term Loan B, 7.75%, 12/09/31(c)		8,992	8,935,800
X Corp., 2025 Term Loan, 9.50%, 10/26/29		2,612	2,677,770
			11,613,570
Software — 0.9%
Cotiviti, Inc., 2024 Term Loan B, 7.63%, 05/01/31		13,479	13,260,458
Total Fixed Rate Loan Interests — 1.9% (Cost: $27,845,656)			27,666,779
Floating Rate Loan Interests(b)
Advertising Agencies — 0.4%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28		4,263	4,226,946
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, (3- mo. CME Term SOFR + 5.10%), 9.39%, 04/11/29		1,709	1,468,073
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.56%, 02/15/29		586	583,252
			6,278,271
Aerospace & Defense — 0.4%
Azorra Soar TLB Finance Ltd, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 10/18/29		527	528,341
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31		192	191,248
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31		73	72,881
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 01/27/32		968	960,740
Security		Par (000)	Value
Aerospace & Defense (continued)
Kaman Corp.
2025 Delayed Draw Term Loan, 1.00%, 02/26/32	USD	4	$ 4,274
2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 02/26/32		2,410	2,375,401
Signia Aerospace LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 11/21/31		1,236	1,226,932
			5,359,817
Automobile Components — 0.2%
Clarios Global LP, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 01/28/32		2,914	2,866,648
Tenneco, Inc.
2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.17%, 11/17/28		164	158,243
2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.42%, 11/17/28		710	690,166
			3,715,057
Building Materials — 0.2%
Cornerstone Building Brands, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.82%, 05/15/31		265	217,540
Quikrete Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/10/32		959	947,425
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31		1,350	1,281,317
			2,446,282
Building Products — 0.3%
Foundation Building Materials, Inc.
2021 Term Loan, 01/31/28(n)		98	92,758
2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.26%), 8.55%, 01/29/31		2,158	1,957,005
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 06/17/31		265	261,999
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 10/19/29		2,577	2,494,187
			4,805,949
Capital Markets — 0.2%
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.32%, 05/19/31		514	508,230
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27		531	502,928
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28		1,032	983,212
Summit Acquisition, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 10/16/31(c)		569	568,289
			2,562,659
Chemicals — 0.4%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.17%, 11/24/28		443	416,957

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.04%, 10/04/29	USD	2,276	$ 2,250,764
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.32%, 07/03/28		1,443	1,325,140
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.32%, 03/29/28		776	770,712
OQ Chemicals Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.90%, 12/31/26		525	456,318
			5,219,891
Commercial Services & Supplies — 0.6%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 05/12/28		1,384	1,382,070
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 02/23/29		1,760	1,578,594
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.29%, 07/31/30		472	394,370
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 02/01/29		805	800,787
Jupiter Buyer Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 11/01/31		351	350,970
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 11/19/31		1,126	1,111,886
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28		1,074	506,004
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/30/31		2,764	2,719,916
			8,844,597
Construction & Engineering — 0.4%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 09/23/31		1,137	1,127,847
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.79%, 08/01/30		4,707	4,442,557
			5,570,404
Consumer Finance — 0.1%
Neon Maple U.S Debt Mergersub, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 11/17/31		1,033	1,025,070
Containers & Packaging — 0.2%
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 10/30/28		2,793	2,306,656
Diversified Telecommunication Services — 1.1%
Delta Topco, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 11/29/30		299	298,345
Frontier Communications Holdings LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.79%, 07/01/31		377	376,112
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., 2025 Term Loan B, 03/27/32(n)	USD	5,509	$ 5,434,959
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/29		1,671	1,604,759
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/30		1,350	1,293,837
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.32%, 06/01/28		425	423,930
Windstream Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 9.17%, 10/01/31(c)		597	595,508
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27		6,092	5,657,788
			15,685,238
Electronic Equipment, Instruments & Components — 0.1%
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.57%, 12/02/31		1,161	1,137,292
Energy Equipment & Services — 0.1%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.82%, 07/31/31		832	810,837
Entertainment — 0.2%
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 03/24/32		2,289	2,284,719
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 11/01/29		532	523,073
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 11/12/29		252	241,586
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 06/25/31(c)		62	61,440
			3,110,818
Environmental, Maintenance & Security Service — 0.1%
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 02/04/32		1,403	1,387,479
Food Products — 0.0%
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 10/25/27		73	72,757
Ground Transportation — 0.0%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 04/10/31		463	458,351
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.32%, 09/29/28		1,056	1,051,306
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 05/10/27		1,584	1,577,578
			2,628,884
Health Care Providers & Services — 0.4%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.05%, 05/17/31		948	917,620
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
LifePoint Health, Inc. (continued)
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 05/19/31	USD	758	$ 727,761
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.60%), 10.89%, 04/29/25		1,549	1,212,489
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30		3,400	3,243,179
			6,101,049
Hotels, Restaurants & Leisure — 0.1%
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 07/22/30		908	894,392
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		120	115,617
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		69	66,291
2022 Term Loan B, (1-mo. CME Term SOFR + 4.35%), 8.67%, 06/30/28		31	29,780
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29		560	546,117
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29		168	162,755
			1,814,952
Household Durables — 0.1%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32		471	448,464
Springs Windows Fashions, LLC, 2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.44%, 10/06/28		883	722,048
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.82%, 12/19/29		201	201,779
Tecta America Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 02/18/32		682	676,203
			2,048,494
Insurance — 0.3%
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, 02/15/31(n)		1,540	1,518,628
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 02/14/31		301	301,706
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32		3,327	3,349,502
			5,169,836
Security		Par (000)	Value
Interactive Media & Services — 0.2%
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 05/03/28	USD	1,763	$ 1,667,353
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 12/31/31		1,194	1,091,564
			2,758,917
Internet Software & Services — 0.2%
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/31/28		759	755,784
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.07%, 03/15/30(c)		2,839	2,825,327
			3,581,111
IT Services — 0.2%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/29/31		1,180	1,138,591
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.29%, 12/09/31		831	820,552
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 06/27/31		576	574,261
			2,533,404
Machinery — 0.4%
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.30%, 12/21/29		468	477,090
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.72%, 02/15/29		6,207	6,172,110
			6,649,200
Media — 0.7%
Coral-U.S. Co-Borrower LLC, 2025 Term Loan B7, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 01/31/32		893	872,211
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27		1,258	1,180,032
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.82%, 01/18/28		2,601	2,510,734
Directv Financing LLC, 2025 Term Loan B, 02/15/31(n)		3,738	3,558,127
EW Scripps Co., 2019 Term Loan B2, (1-mo. CME Term SOFR + 2.68%), 7.00%, 05/01/26		56	55,494
Gray Media, Inc.
2021 Term Loan D, (1-mo. CME Term SOFR + 3.11%), 7.44%, 12/01/28		568	518,948
2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/04/29		239	231,362
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 09/25/26		1,382	1,179,990
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 7.68%, 01/31/29		200	195,840
			10,302,738

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining — 0.0%
Covia Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/14/32	USD	526	$ 523,864
Oil, Gas & Consumable Fuels — 0.0%
M6 ETX Holdings II Midco LLC, Term Loan B, (Prime + 3.50%), 11.00%, 09/19/29		417	416,499
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.54%, 04/20/28		518	511,576
Pharmaceuticals — 0.6%
1261229 BC Ltd., 2025 Term Loan B, 09/25/30(n)		2,959	2,840,640
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 05/04/28		161	163,417
Bausch Health Americas, Inc., 2022 Term Loan B, (1- mo. CME Term SOFR + 5.25%), 9.67%, 02/01/27		2,723	2,722,433
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.32%, 04/23/31		1,606	1,588,929
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27		1,782	1,667,885
			8,983,304
Real Estate Management & Development — 0.2%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.94%, 06/04/29		1,107	1,066,854
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28		2,454	2,402,502
			3,469,356
Software — 1.7%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.80%, 02/23/32		787	803,405
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.85%), 10.17%, 12/10/29		309	306,835
2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 12/11/28		847	835,697
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 02/15/29		5,454	5,377,610
BMC Software Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 07/30/31		1,991	1,953,787
Boxer Parent Co., Inc., 2024 2nd Lien Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.04%, 07/30/32		1,053	1,010,880
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29		899	768,921
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/30/29		2,723	2,695,316
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31		3,127	3,093,383
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 10/08/29		1,895	1,801,502
Security		Par (000)	Value
Software (continued)
Cloudera, Inc. (continued)
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 10/08/28	USD	500	$ 492,631
Ellucian Holdings, Inc., 2024 2nd Lien Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 11/22/32		3,414	3,459,509
Mitchell International, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.57%, 06/17/31		1,144	1,129,174
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.30%, 06/02/28		1,199	1,145,111
RealPage, Inc., 2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 04/24/28		789	788,124
			25,661,885
Specialty Retail — 0.1%
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.17%, 02/11/28		969	951,892
Technology Hardware, Storage & Peripherals — 0.0%
COMMSCOPE, 2024 Term Loan, 12/17/29(n)		289	287,187
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28		623	371,228
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28		127	75,499
			733,914
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 2024 Term Loan, (3- mo. CME Term SOFR + 7.60%), 11.79%, 05/25/27		2,020	1,979,847
Total Floating Rate Loan Interests — 10.5% (Cost: $160,042,675)			157,618,147

	Shares
Investment Companies
Fixed Income Funds — 1.2%
iShares Broad USD High Yield Corporate Bond ETF(o)	488,154	17,968,949
Total Investment Companies — 1.2% (Cost: $17,754,161)		17,968,949

		Par (000)
Preferred Securities
Capital Trusts — 5.5%(b)
Banks(i) — 1.7%
Barclays PLC
4.38%	USD	2,490	2,243,608
8.00%		980	1,010,344
7.63%		1,000	977,946
9.63%		3,745	4,107,707
BPER Banca SpA, 6.50%(a)	EUR	200	220,337
CaixaBank SA, 7.50%(a)		200	233,020
Citigroup, Inc.
Series AA, 7.63%	USD	921	958,174
Series CC, 7.13%		3,685	3,768,609
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Citigroup, Inc. (continued)
Series DD, 7.00%	USD	860	$ 891,618
Series EE, 6.75%		2,126	2,102,244
Series FF, 6.95%		1,395	1,390,979
Cooperatieve Rabobank UA, 4.38%(a)	EUR	200	213,632
Credit Agricole SA, 5.88%(a)		100	104,176
KBC Group NV, 8.00%(a)		200	235,524
NatWest Group PLC
8.13%	USD	1,115	1,170,614
7.50%	GBP	200	251,396
Nordea Bank Abp, 6.30%(d)	USD	978	942,757
PNC Financial Services Group, Inc.
Series V, 6.20%		827	838,493
Series W, 6.25%		1,572	1,580,049
Societe Generale SA, 8.13%(d)		682	679,381
Wells Fargo & Co., 6.85%		876	909,035
			24,829,643
Broadline Retail — 0.0%
Rakuten Group, Inc., 8.13%(d)(i)		505	498,669
Capital Markets — 1.2%
Brookfield Finance, Inc., 6.30%, 01/15/55		2,930	2,791,802
Deutsche Bank AG(a)(i)
7.13%	EUR	200	213,016
7.38%		200	218,695
Goldman Sachs Group, Inc., 6.85%(i)	USD	1,950	1,974,369
UBS Group AG(d)(i)
7.00%		1,415	1,393,536
7.13%		1,615	1,588,541
7.75%		2,535	2,637,541
6.85%		975	969,338
Series NC10, 9.25%		2,519	2,874,688
Series NC5, 9.25%		2,275	2,470,741
			17,132,267
Diversified Telecommunication Services(a)(i) — 0.0%
Telefonica Europe BV
6.14%	EUR	300	343,853
5.75%		100	112,208
6.75%		100	118,809
			574,870
Electric Utilities — 0.5%
Duke Energy Corp., 6.45%, 09/01/54	USD	1,127	1,125,098
Edison International, Series B, 5.00%(i)		708	639,635
EDP SA, 4.75%, 05/29/54(a)	EUR	100	109,484
Electricite de France SA(a)(i)
6.00%	GBP	100	128,881
3.00%	EUR	200	210,065
3.38%		200	199,082
5.13%		200	217,882
Enel SpA, 4.25%(a)(i)		125	133,402
NextEra Energy Capital Holdings, Inc., 6.38%, 08/15/55	USD	1,275	1,276,373
NRG Energy, Inc., 10.25%(d)(i)		2,614	2,878,051
			6,917,953
Energy Equipment & Services — 1.1%
Venture Global LNG, Inc., 9.00%(d)(i)		17,428	16,538,978
Financial Services — 0.4%
Apollo Global Management, Inc., 6.00%, 12/15/54		1,767	1,706,754
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54		2,705	2,647,925
Security		Par (000)	Value
Financial Services (continued)
Corebridge Financial, Inc., 6.38%, 09/15/54	USD	1,221	$ 1,213,048
Nationwide Building Society, 7.50%(a)(i)	GBP	235	301,284
			5,869,011
Gas Utilities — 0.1%
AltaGas Ltd., 7.20%, 10/15/54(d)	USD	1,135	1,119,663
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp., 7.60%, 01/15/55		1,441	1,454,126
Orsted A/S, 2.50%, 12/31/99(a)	GBP	100	93,647
Vistra Corp., 7.00%(d)(i)	USD	4,073	4,124,312
			5,672,085
Insurance(a)(i) — 0.0%
NN Group NV, 5.75%	EUR	200	209,706
Poste Italiane SpA, 2.63%		100	100,982
			310,688
Media — 0.0%
SES SA, 6.00%, 09/12/54(a)		150	149,219
Multi-Utilities — 0.1%
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55	USD	693	694,254
Centrica PLC, 6.50%, 05/21/55(a)	GBP	100	130,072
Dominion Energy, Inc., 6.63%, 05/15/55	USD	335	332,647
			1,156,973
Oil, Gas & Consumable Fuels(a) — 0.0%
Eni SpA, 4.50%(i)	EUR	100	107,049
Var Energi ASA, 7.86%, 11/15/83		100	117,885
			224,934
Pharmaceuticals(a) — 0.0%
Bayer AG
7.00%, 09/25/83		100	114,226
Series NC5, 6.63%, 09/25/83		100	112,859
			227,085
Real Estate Management & Development — 0.0%
Heimstaden Bostad AB, 2.63%(a)(i)		375	372,557
Transportation Infrastructure — 0.0%
La Poste SA, 5.00%(a)(i)		100	109,125
			81,703,720

	Shares
Preferred Stocks — 1.6%
Aerospace & Defense — 0.3%
Boeing Co., 6.00%	71,860	4,299,384
Insurance — 0.4%
Alliant Cali, Inc., (Acquired 09/25/24, Cost: $5,947,430), 12/31/79(c)(f)(p)	6,038	6,251,866
Interactive Media & Services — 0.8%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $6,176,587)(c)(f)(p)	56,369	12,193,742
IT Services(f) — 0.0%
Veritas Kapital Assurance PLC
Series G	374	8,602
Series G-1	258	5,934
		14,536

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc., 7.50%	32,100	$ 1,615,593
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC(f)(q)	32,168	48,253
		24,423,374
Total Preferred Securities — 7.1% (Cost: $103,927,310)		106,127,094
Total Long-Term Investments — 125.4% (Cost: $1,866,775,333)		1,874,790,336
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(o)(r)	1,052,889	1,052,889
Total Short-Term Securities — 0.1% (Cost: $1,052,889)		1,052,889
Total Investments — 125.5% (Cost: $1,867,828,222)		1,875,843,225
Liabilities in Excess of Other Assets — (25.5)%		(381,180,922)
Net Assets — 100.0%		$ 1,494,662,303

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security.
(f)	Non-income producing security.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Affiliate of the Trust.
(p)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $18,445,608, representing 1.2% of its net assets as of period end, and an original cost of $12,124,017.

(q)	All or a portion of the security is held by a wholly-owned subsidiary.
(r)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ —	$ 1,052,889 (a)	$ —	$ —	$ —	$ 1,052,889	1,052,889	$ 8,932	$ —
iShares Broad USD High Yield Corporate Bond ETF	32,859,136	—	(14,863,087)	(58,113)	31,013	17,968,949	488,154	379,197	—
				$ (58,113)	$ 31,013	$ 19,021,838		$ 388,129	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	94,307	EUR	86,000	Deutsche Bank AG	06/18/25	$ 913
USD	27,900,892	EUR	25,447,568	State Street Bank and Trust Co.	06/18/25	265,551
USD	17,861,162	EUR	16,273,432	Toronto-Dominion Bank	06/18/25	188,675
USD	6,554,338	GBP	5,072,000	UBS AG	06/18/25	3,059
						$ 458,198
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B	USD	48,772	$ 2,595,987	$ 2,882,157	$ (286,170)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	70	$ 2,155	$ 2,157	$ (2)
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	125	11,426	14,493	(3,067)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC+	EUR	35	2,006	(4,330)	6,336
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	21	1,206	(2,505)	3,711
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	60	3,390	(7,041)	10,431
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC+	EUR	17	984	(2,094)	3,078
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	36	2,059	(4,510)	6,569
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	26	1,492	(3,189)	4,681
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB-	EUR	80	5,476	9,097	(3,621)
Faurecia SE	5.00	Quarterly	Goldman Sachs International	06/20/29	BB-	EUR	59	4,038	5,913	(1,875)
Altice France SA	5.00	Quarterly	Deutsche Bank AG	12/20/29	CC	EUR	92	(19,023)	(16,700)	(2,323)
iTraxx.XO.42 V2 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B+	EUR	109	12,349	13,126	(777)
iTraxx.XO.42 V2 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B+	EUR	140	15,861	17,938	(2,077)
SES S.A.	1.00	Quarterly	Bank of America N.A.	12/20/29	NR	EUR	33	(2,174)	(2,531)	357
SES S.A.	1.00	Quarterly	Barclays Bank PLC	12/20/29	NR	EUR	34	(2,240)	(2,358)	118
								$ 39,005	$ 17,466	$ 21,539

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.41%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Quarterly	JPMorgan Chase Bank N.A.	N/A	06/20/25	USD	1,535	$ 40,746	$ (18,996)	$ 59,742
1-day SOFR, 4.41%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	693	19,904	(7,952)	27,856
1-day SOFR, 4.41%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	693	19,562	(8,160)	27,722
1-day SOFR, 4.41%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	693	18,145	(8,680)	26,825
1-day SOFR, 4.41%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	5,625	129,345	(74,663)	204,008
1-day SOFR, 4.41%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	3,272	9,860	(32,636)	42,496

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Total Return Swaps (continued)
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.41%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	1,636	$ 3,118	$ (16,531)	$ 19,649
1-day SOFR, 4.41%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	1,636	(946)	(16,955)	16,009
1-day SOFR, 4.41%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	3,856	7,348	(41,953)	49,301
1-day SOFR, 4.41%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	19,659	(77,640)	(216,442)	138,802
									$ 169,442	$ (442,968)	$ 612,410
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 1,935,421	$ 211,856	$ 2,147,277
Common Stocks	8,370,555	—	14,582	8,385,137
Corporate Bonds
Advertising Agencies	—	24,642,027	—	24,642,027
Aerospace & Defense	—	42,978,410	—	42,978,410
Air Freight & Logistics	—	1,843,758	—	1,843,758
Automobile Components	—	30,451,200	—	30,451,200
Automobiles	—	20,770,030	—	20,770,030
Banks	—	10,375,508	—	10,375,508
Building Materials	—	49,197,279	—	49,197,279
Building Products	—	9,603,195	—	9,603,195
Capital Markets	—	27,092,087	—	27,092,087
Chemicals	—	36,708,718	—	36,708,718
Commercial Services & Supplies	—	81,140,570	—	81,140,570
Construction & Engineering	208,972	7,534,844	—	7,743,816
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Consumer Finance	$ 538,200	$ 25,028,415	$ —	$ 25,566,615
Consumer Staples Distribution & Retail	—	1,829,547	—	1,829,547
Containers & Packaging	—	53,044,459	—	53,044,459
Diversified REITs	—	21,551,658	—	21,551,658
Diversified Telecommunication Services	—	106,556,340	—	106,556,340
Electric Utilities	—	37,098,833	—	37,098,833
Electronic Equipment, Instruments & Components	—	5,591,656	—	5,591,656
Energy Equipment & Services	—	15,176,734	—	15,176,734
Entertainment	—	48,501,292	—	48,501,292
Environmental, Maintenance & Security Service	—	12,522,888	—	12,522,888
Financial Services	—	31,217,112	—	31,217,112
Food Products	—	22,764,795	—	22,764,795
Gas Utilities	—	100,032	—	100,032
Ground Transportation	—	1,674,601	—	1,674,601
Health Care Equipment & Supplies	—	19,033,723	—	19,033,723
Health Care Providers & Services	—	41,942,417	—	41,942,417
Health Care REITs	—	6,386,698	—	6,386,698
Hotel & Resort REITs	—	15,940,087	—	15,940,087
Hotels, Restaurants & Leisure	—	60,280,586	—	60,280,586
Household Durables	—	15,748,311	—	15,748,311
Household Products	—	412,432	—	412,432
Independent Power and Renewable Electricity Producers	—	1,452,180	—	1,452,180
Industrial Conglomerates	—	3,429,833	—	3,429,833
Insurance	—	113,783,154	—	113,783,154
Interactive Media & Services	—	4,562,054	—	4,562,054
Internet Software & Services	—	13,039,071	—	13,039,071
IT Services	—	12,446,620	—	12,446,620
Machinery	—	24,793,217	—	24,793,217
Media	—	98,857,640	—	98,857,640
Metals & Mining	—	54,058,737	—	54,058,737
Mortgage Real Estate Investment Trusts (REITs)	—	6,973,151	—	6,973,151
Oil, Gas & Consumable Fuels	—	154,266,905	—	154,266,905
Paper & Forest Products	—	1,120,409	—	1,120,409
Passenger Airlines	—	10,239,570	—	10,239,570
Personal Care Products	—	203,659	—	203,659
Pharmaceuticals	—	36,799,548	—	36,799,548
Real Estate Management & Development	—	9,069,923	—	9,069,923
Retail REITs	—	1,400,849	—	1,400,849
Semiconductors & Semiconductor Equipment	—	3,315,137	—	3,315,137
Software	—	98,861,640	—	98,861,640
Specialty Retail	—	2,649,967	—	2,649,967
Technology Hardware, Storage & Peripherals	—	1,626,667	—	1,626,667
Textiles, Apparel & Luxury Goods	97,317	751,618	—	848,935
Trading Companies & Distributors	—	4,854,440	—	4,854,440
Transportation Infrastructure	—	680,235	—	680,235
Water Utilities	—	81,079	—	81,079
Wireless Telecommunication Services	—	9,974,919	—	9,974,919
Fixed Rate Loan Interests	—	15,951,287	11,715,492	27,666,779
Floating Rate Loan Interests	—	153,567,583	4,050,564	157,618,147
Investment Companies	17,968,949	—	—	17,968,949
Preferred Securities
Capital Trusts	—	81,703,720	—	81,703,720
Preferred Stocks
Aerospace & Defense	4,299,384	—	—	4,299,384
Insurance	—	—	6,251,866	6,251,866
Interactive Media & Services	—	—	12,193,742	12,193,742
IT Services	—	14,536	—	14,536
Semiconductors & Semiconductor Equipment	1,615,593	—	—	1,615,593
Wireless Telecommunication Services	—	48,253	—	48,253

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 1,052,889	$ —	$ —	$ 1,052,889
Unfunded Floating Rate Loan Interests(a)	—	6,157	—	6,157
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(4,825)	—	(4,825)
	$34,151,859	$1,807,254,596	$34,438,102	$1,875,844,557
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 35,281	$ —	$ 35,281
Foreign Currency Exchange Contracts	—	458,198	—	458,198
Interest Rate Contracts	—	612,410	—	612,410
Liabilities
Credit Contracts	—	(299,912)	—	(299,912)
	$—	$805,977	$—	$805,977

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $410,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Warrants	Total
Assets
Opening balance, as of December 31, 2024	$ —	$ 1	$ 56,972	$ 14,380,073	$ 7,404,381	$ 16,440,550	$ 30	38,282,007
Transfers into Level 3	—	—	—	—	3,599,556	—	—	3,599,556
Transfers out of Level 3	—	—	(56,972)	(12,882)	(4,344,424)	(28,664)	—	(4,442,942)
Accrued discounts/premiums	—	—	—	5,162	—	—	—	5,162
Net realized gain (loss)	—	—	—	39,137	(2,505)	73,239	—	109,871
Net change in unrealized appreciation (depreciation)(a)(b)	4,691	14,581	—	43,622	(112,662)	2,188,003	(30)	2,138,205
Purchases	207,165	—	—	3,201,312	—	—	—	3,408,477
Sales	—	—	—	(5,940,932)	(2,493,782)	(227,520)	—	(8,662,234)
Closing balance, as of March 31, 2025	$ 211,856	$ 14,582	$ —	$ 11,715,492	$ 4,050,564	$ 18,445,608	$ —	34,438,102
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(b)	$ 4,691	$ 14,581	$ —	$ (8,037)	$ (28,737)	$ 2,188,003	$ —	2,170,501

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $15,992,494.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Stocks(b)	$18,445,608	Income	Discount Rate	11%	—
		Market	Revenue Multiple	1.50x	—
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)

Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value

$18,445,608

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The fund valued certain of its Level 3 Preferred Stock using recent transactions as the best approximation of fair value within the fair value model. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $12,193,742 as of March 31, 2025.

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate